Unique LoanID	Type	Exception	Comments	Eligible For Predatory Testing - Unable to Test	Date Reported By JCIII	Date Cure Provided	Document Name	Cured	Issue With Cure Doc	Unable To Cure	Pending JCIII Review	Seller Comments	JCIII Additional Comments
100001	Compliance	MN Subprime loan
MN Subprime Loan.  Stated APR (5.4990%) and Audited APR (5.4913%) exceeds MN Subprime APR threshold for fixed rate loans of 5.45% (3% over applicable t-bill, 2.45%).  Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.
					2/18/2014	2/28/2014	Dept treasury index			YES		XXXX agrees with JCIII findings. XXXX 2/22 update of responses
Agree with write up on this loan:  MN Subprime Loan.  Stated APR (5.4990%) and Audited APR (5.4913%) exceeds MN Subprime APR threshold for fixed rate loans of 5.45% (3% over applicable t-bill, 2.45%).  Prepayment penalty provisions are prohibited on MN subprime loans as of 8/1/07.  Loan appears to be a compliant MN subprime loan.

100001	Compliance	Federal Higher-Priced Mortgage Loan
Federal Higher-Priced Mortgage Loan - Stated APR (5.4990%) and Audited APR (5.4913%) exceed the HPML threshold of 4.95% (1.5% over applicable APOR, 3.45%). Loan appears to comply with repayment ability, prepayment penalty, and escrow restrictions and requirements applicable to Federal HPMLs.
					2/18/2014	2/26/2014	HPML WRKST			YES		XXXX agrees with JCIII findings. XXXX 2/22 update of responses	These do not make the loan a non-HPML to warrant exception to be waived; it simply shows that they comply with the fed HPML repayment ability provision.
100002	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Adjusted Origination charges increased from most recent GFE dated 08/21/2013; Adjusted Origination disclosed as $1032.75 increased at closing to $2007.75.		2/18/2014	2/24/2014	COC/GFEs		YES				COC letter provided does not state acceptable reason for changed in fees
100002	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent GFE dated 08/21/2013 of ($975.00) but final HUD discloses a credit of $0.		2/18/2014	2/24/2014	COC/GFEs		YES				COC letter provided does not state acceptable reason for changed in fees
100002	Credit	Appraisal Missing	N/A		2/18/2014	2/20/2014	COC/GFEs	YES
100002	Compliance	Finance Charge underdisclosed >$35 for Refinance	Finance charges under disclosed by $546.00 which exceeds the $35.00 tolerance for Refinance transactions. TIL Itemization only disclosed Closing fee in the amount of $429 and final HUD reflects $975.		2/18/2014	2/24/2014	HUD-1		YES
Finance charges under disclosed by $546.00 which exceeds the $35.00 tolerance for Refinance transactions. TIL Itemization only disclosed Closing fee in the amount of $429 and final HUD reflects $975.  Note on page 1 of HUD indicates part of 10% cure credit is for closing fee but doesn't not specify amount attributed to closing/settlement fee.  Without itemization of which fees 10% cure credit applies to, JCIII applies lender credit to non-APR fees first.

100007	Compliance	HUD-1 Incomplete	Final HUD-1 incomplete due to missing page 1 of the settlement statement.	YES	3/17/2014	9/15/2016		YES
100008	Compliance	Home Loan Provision Exception
List of Agencies, Statement Regarding Value of Counseling, and List of Other Resources required for all TX Home Loans with application taken between 9/1/01 to 8/31/03 and initial, max, or fully indexed rate of 12% or greater not in file.  Disclosure must include:  statement regarding value of counseling before taking out a home loan, list of nearest available housing counseling agencies approved by HUD, and list of other resources where mortgage information can be found including toll-free phone numbers, and online resources.
2/19/2014
100009	Compliance	TIL Missing	N/A	YES	3/20/2014
100018	Compliance	HUD-1 Missing	N/A	NO	3/20/2014
100018	Compliance	TIL Missing	N/A	NO	3/20/2014
100021	Compliance	HUD-1 Incomplete	Final HUD incomplete due to being illegible.	YES	3/19/2014	9/15/2016		YES
100024	Compliance	HUD-1 Missing	N/A	NO	3/16/2014
100024	Compliance	TIL Missing	N/A	NO	3/16/2014
100034	Compliance	Section 32 APR Violation
Federal high cost loan. Audited APR (13.3039%) exceeds the Section 32 APR threshold of 13% (8% over applicable t-bill, 5%). Note, while the loan agreement and amortization schedule acknowledge a discount to rate of .3% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note. Non-compliant high cost loan.
					10/17/2015	9/15/2016		YES
100034	Compliance	State High Cost APR
State high cost loan. Audited APR (13.3039%) exceeds the TN high cost APR threshold of 13% (8% over applicable t-bill, 5%). Note, while the loan agreement and amortization schedule acknowledge a discount to rate of .3% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note. Non-compliant high cost loan.
					10/17/2015	9/15/2016		YES
100035	Compliance	Section 32 APR Violation
Federal high cost loan. Audited APR (12.079%) exceeds the Section 32 APR threshold of 12.88% (8% over applicable t-bill, 4.88%). Note, while the loan agreement and amortization schedule acknowledge a discount to rate of .3% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note. Non-compliant high cost loan.
					10/17/2015	9/15/2016		YES
100035	Compliance	HUD-1 Incomplete	HUD in file is not executed by borrower or certified by settlement agent.	YES	10/17/2015
100035	Compliance	State High Cost APR
State high cost loan. Audited APR  (12.079%) exceeds the NC high cost APR threshold of 12.88% (8% over applicable t-bill, 4.88%). Note, while the loan agreement and amortization schedule acknowledge a discount to rate of .3% at the 13th month and every 12 months thereafter, said rate reduction is subject to terms and conditions that are not guaranteed and borrower may not necessarily qualify for, therefore, TIL is tested based on original terms of Note. Non-compliant high cost loan.
					10/17/2015	9/15/2016		YES
100045	Compliance	HUD-1 Missing	N/A	YES	5/20/2015	9/15/2016		YES
100045	Compliance	TIL Missing	N/A	YES	5/20/2015
100046	Compliance	HUD-1 Missing	N/A	NO	5/20/2015	9/15/2016		YES
100046	Compliance	TIL Missing	N/A	NO	5/20/2015
100047	Compliance	HUD-1 Missing	N/A	NO	8/24/2015
100047	Compliance	TIL Missing	N/A	NO	8/24/2015
100061	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $140 which exceeds the $100 tolerance for Purchase transactions. TIL Itemization did not disclose an escrow waiver fee of $340, a processing fee of $300, an escrow fee of $100 and a courier fee of $40 as prepaid finance charges. There is a lender credit on line 207 of the HUD for $340 that is not itemized, therefore, applied to non-APR fees first.
					11/18/2015							N/A
100061	Compliance	State Late Charge Not Standard	Late charge fee of 6% exceeds the max allowed of the greater of 5% of payment or $7.50 for the state of Texas with interest rate less than 10%.		11/18/2015							N/A
100062	Compliance	TIL Incomplete	Final TIL is executed by borrower at closing; however reflects estimated APR, Finance Charge, Amount Financed and Total Payment figures.	YES	12/2/2013
100062	Compliance	TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED	12/10/2015
100064	Compliance	Initial GFE Missing	Missing Initial GFE due to Written list of service providers reflects GFE was issued on 7/24/2013. This GFE was not enclosed in the loan file.		12/15/2015	1/7/2016		YES				Appeal: See 7/24/13 GFE attached.
100072	Compliance	Finance Charge underdisclosed >$100 for Purchase
Finance charges under disclosed by $1732.63 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed. There is a closing cost rebate on line 206 of the HUD for $820 that is not itemized, therefore, applied to non-APR fees first.
12/15/2015
100073	Compliance	Final TIL Date < 6 Days Prior to Origination Date (Non-IO Fixed)
The APR on the initial TIL (3.747) is greater than .125 less than the APR on the Final TIL (4.162). The Final TIL is dated at closing (within 6 days), which is not allowed per new RegZ guidelines due to the spread of the APR's.
12/15/2015
100075	Compliance	TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated APR, finance charges, amount financed and total payment figures.	TESTED	12/10/2015
100075	Credit	Appraisal Incomplete	N/A		12/10/2015	1/5/2016		YES				Disagree. Appraisal in file and attached.
100076	Compliance	TIL Incomplete	Final TIL was signed by the borrower at closing, however, reflects estimated finance charges.	NO	12/10/2015
100076	Compliance	Finance Charge underdisclosed >$100 for Purchase	Finance charges under disclosed by $2375.65 which exceeds the $100 tolerance for purchase transactions. Unable to determine under disclosure due to missing itemization of amount financed.		12/10/2015
100086	Compliance	Change date(s) in TIL rate/payment disclosure inaccurate
Change dates in the TIL rate/payment disclosure inaccurate. Maximum During First Five Years column should list maximum rate may be reached during first five years (08/XX/2018) as opposed to date of first payment max rate during first five years applies (09/XX/2018). Also, "Maximum Ever" column should list date maximum rate may be reached (08/XX/2022) as opposed to date of max payment max rate during first five years applies (09/XX/2022) (Reg Z Commentary 18(s)(2)(i)(B)(3)(i).
2/18/2014
100086	Compliance	GFE5 Reason(s) for interest rate-related revision(s) not documented
GFE5 dated 07/23/2013 reflects an undocumented decrease in Credit for interest rate from ($6063.33) to ($5275.49) therefore an undocumented increase in Adjusted Origination charges from ($1733.52) to ($945.68).
					2/18/2014	2/24/2014	COC/GFEs	Yes
100086	Compliance	No tolerance fees increased at closing (Credit or Charge for Interest Rate)	No tolerance fees increased at closing: charge for Interest Rate disclosed on the most recent binding GFE dated 07/19/2013 of ($6063.33) but final HUD discloses a charge of ($5275.49).		2/18/2014	2/24/2014	COC/GFEs	YES
100086	Compliance	No tolerance fees increased at closing (Adjusted Origination Charges)	No tolerance fees increased at closing: Credit for Interest Rate disclosed on the most recent binding GFE dated 07/19/2013 of ($1733.53) but final HUD discloses a credit of ($945.69).		2/18/2014	2/24/2014	COC/GFEs	YES
100086	Compliance	Payment value(s) in TIL Rate/Payment Disclosure inaccurate
Payment values in TIL Rate/Payment Disclosure are inaccurate. Maximum in first five years P&I payment on the Final TIL is $736.81, calculated Maximum in first five years P&I payment is $737.25.  Maximum ever P&I payment on the Final TIL is $1047.24, calculated Maximum Ever P&I payment is $1049.89.
2/18/2014